Cash and cash equivalents and cash flow supporting notes	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Cash and cash equivalents and cash flow supporting notes

14       Cash and cash equivalents and cash flow supporting notes

Cash and cash equivalents for purposes of the consolidated statement of cash flows comprises:

	2024 £’000	2023 £’000	2022 £’000
Cash at bank available on demand	1,669	5,971	2,836

During 2024, 2023 and 2022, cash inflows arose from equity financing transactions, included within financing activities on the face of the cash flow statement. As part of the equity transactions entered in July and May 2024 and December and May 2023 warrants to the value of £3.1 million ( 2023:£4.6 million; 2022: £nil) were issued as disclosed in note 19.

	2024 £’000	2023 £’000	2022 £’000
Gross proceeds	9,065	12,084	321
Transaction costs	(753)	(1,657)	(78)
Proceeds from issuing shares	8,312	10,427	243

The following changes in loans and borrowings arose as a result of financing activities during the year:

	Non-current liabilities £’000	Current liabilities £’000	Total £’000
At 1 January 2024	295	4,329	4,624
Cash flows	–	(186)	(186
Non-cashflows:
Foreign exchange	–	(26)	(26)
Loans and borrowings classified as non-current 31 December 2023 becoming current in 2024	(138)	138	–
Deferred consideration on acquisition	1,541	456	1,997
Promissory note issued	–	431	431
Warrants issued	–	3,059	3,059
Exercise of warrants – transfer to share premium	–	(3,618)	(3,618)
Gain recognised in finance income within the consolidated statement of comprehensive income	–	(3,218)	(3,218)
Interest accruing in period	–	165	165
At 31 December 2024	1,698	1,530	3,228

	Non-current liabilities £’000	Current liabilities £’000	Total £’000
At 1 January 2023	463	246	709
Cash flows	–	(188)	(188)
Non-cashflows:
Loans and borrowings classified as non-current 31 December 2022 becoming current in 2023	(168)	168	–
Warrants issued	–	4,562	4,562
Gain recognised in finance income within the consolidated statement of comprehensive income	–	(487)	(487)
Interest accruing in period	–	28	28
At 31 December 2023	295	4,329	4,624

	Non-current liabilities £’000	Current liabilities £’000	Total £’000
At 1 January 2022	620	699	1,319
Cash flows	–	(178)	(178)
Non-cashflows:
Loans and borrowings classified as non-current 31 December 2021 becoming current in 2022	(178)	178	–
Gain recognised in finance income within the consolidated statement of comprehensive income	–	(468)	(468)
Interest accruing in period	21	15	36
At 31 December 2022	463	246	709